Document and Entity Information	Apr. 25, 2024
Details
Registrant CIK	0001404804
Registrant Name	OMNITEK ENGINEERING CORP.
SEC Form	8-K
Period End date	Apr. 25, 2024
Tax Identification Number (TIN)	33-0984450
Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Securities Act File Number	000-53955
Entity Address, Address Line One	1333 Keystone Way
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	760
Local Phone Number	591-0089
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false